The following table presents changes in Level 3 liabilities measured at fair value for the years ended January 31, 2022 and January 31, 2021 (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Ppp Loan
Balance at beginning	$ 1,263,442	$ 213,741	$ 2,611,125
Changes due to issuance of new convertible notes	394,203	1,933,343	264,487
Reduction of derivative due to extinguishment or repayment	(3,589)	(556,661)	(3,470,300)
Changes due to conversion of notes payable		(76,144)	(20,185)
Mark to market change in derivatives	337,737	(235,703)	828,614
Reinstatement of derivative to equity		(15,134)
Balance at ending	$ 1,991,793	$ 1,263,442	$ 213,741